Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities
Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities
Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities		$ 890,410